UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549

FORM 13F

FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2003


Check here if Amendment []; Amendment Number:
This Amendment (Check one): [] is a restatement
                            [] adds new holdings entries


Institutional Investment Manager Filing this Report:

Longfellow Investment Management, Co. Limited Partnership
295 Devonshire Street
Boston, MA 02110

13F File Number: 028-10136


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:  David W. Seeley
Title: President, LIM Corp.,
       General Partner,
       Longfellow Investment Management, Co. Limited Partnership
Phone: 617-695-3504

Signature, Place, and date of signing:
David W. Seeley, Boston, MA, October 15, 2003


Report Type:   [x]13F HOLDINGS REPORT
               [ ]13F NOTICE
               [ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:         NONE
Form 13F Information Table Entry Total:    34
Form 13F information Table Value Total:    $127,873

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance PCS                    COM              00790k109     5924   130000 SH       SOLE                   130000
Anadarko Petroleum Corporation COM              032511107     4176   100000 SH       SOLE                   100000
Ashanti Goldfields Company Ltd GLOB DEP RCPT    043743202     3747   358610 SH       SOLE                   358610
Brio Software, Inc.            COM              109704106     4687  1301840 SH       SOLE                  1301840
CNA Surety Corporation         COM              12612L108     2296   228465 SH       SOLE                   228465
Cablevision Systems New York G CL A NY CABLVS   12686c109      999    55187 SH       SOLE                    55187
Charter Communications, Inc.   CL A             16117m107     1711   415180 SH       SOLE                   415180
Computer Horizons Corp.        COM              205908106     3570   964875 SH       SOLE                   964875
Concord EFS, Inc.              COM              206197105     5421   396555 SH       SOLE                   396555
Enzon Pharmaceuticals, Inc.    COM              293904108     3918   336640 SH       SOLE                   336640
FloridaFirst Bancorp, Inc.     COM              343258109     3007   114280 SH       SOLE                   114280
Genesis Microchip Incorporated COM              37184c103     3186   283490 SH       SOLE                   283490
Good Guys, Inc.                COM              382091106      548   275400 SH       SOLE                   275400
Heartland Express, Inc.        COM              422347104     1561    65000 SH       SOLE                    65000
Hughes Electronics - GM class  CL H NEW         370442832     5592   390805 SH       SOLE                   390805
Intergrated Defense Technologi COM              45819b101     4195   250000 SH       SOLE                   250000
JNI Corp.                      COM              46622g105     4215   606515 SH       SOLE                   606515
Laser - Pacific Media Corporat COM              517923108     2372   570000 SH       SOLE                   570000
Legato Systems, Inc.           COM              524651106     6780   600000 SH       SOLE                   600000
Mid-Atlantic Realty Trust      SH BEN INT       595232109     3616   172200 SH       SOLE                   172200
Neuberger Berman Inc.          COM              641234109     8374   200000 SH       SOLE                   200000
Overture Services, Inc.        COM              69039r100     6459   245300 SH       SOLE                   245300
PeopleSoft, Inc.               COM              712713106     5762   315380 SH       SOLE                   315380
Pilgrim's Pride Corporation Cl CL A             721467207      313    25000 SH       SOLE                    25000
Pinnacor Inc.                  COM              723487104     1505   654300 SH       SOLE                   654300
Playtex Products, Inc.         COM              72813p100     1925   322915 SH       SOLE                   322915
Right Management Consultants,  COM              766573109     4379   242200 SH       SOLE                   242200
Roadway Corporation            COM              769742107     7520   154200 SH       SOLE                   154200
Royal Caribbean Cruises Ltd.   COM              V7780T103     4216   150000 SH       SOLE                   150000
Simula, Inc.                   COM              829206101     1462   513000 SH       SOLE                   513000
The Elder - Beerman Stores Cor COM              284470101     1138   142800 SH       SOLE                   142800
The MONY Group Inc.            COM              615337102     2995    92000 SH       SOLE                    92000
The Titan Corporation          COM              888266103     7502   360000 SH       SOLE                   360000
Wiltel Communications Group, I COM              972487102     2799   174400 SH       SOLE                   174400